SUPPLEMENTAL INFORMATION - Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Revenues
Net sales	$ 6,245	$ 6,238	[1]	$ 20,124	$ 18,053	[1]
Finance, interest and other income	441	451	[1]	1,380	1,424	[1]
Total Revenues	6,686	6,689	[1]	21,504	19,477	[1]
Costs and Expenses
Cost of goods sold	5,162	5,229	[1]	16,606	15,104	[1]
Selling, general and administrative expenses	523	555	[1]	1,706	1,665	[1]
Research and development expenses	254	243	[1]	743	662	[1]
Restructuring expenses	8	53	[1]	16	77	[1]
Interest expense	189	258	[1]	581	710	[1]
Other, net	199	250	[1]	752	760	[1]
Total Costs and Expenses	6,335	6,588	[1]	20,404	18,978	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	351	101	[1]	1,100	499	[1]
Income tax (expense)	(131)	(62)	[1]	(312)	(223)	[1]
Equity in income of unconsolidated subsidiaries and affiliates	11	21	[1]	53	66	[1]
Net income	231	60	[1]	841	342	[1],[2]
Industrial activities
Revenues
Net sales	6,245	6,238		20,124	18,053
Finance, interest and other income	23	28		73	93
Total Revenues	6,268	6,266		20,197	18,146
Costs and Expenses
Cost of goods sold	5,162	5,229		16,606	15,104
Selling, general and administrative expenses	481	491		1,553	1,480
Research and development expenses	254	243		743	662
Restructuring expenses	8	53		16	75
Interest expense	102	172		333	461
Other, net	24	96		228	224
Total Costs and Expenses	6,031	6,284		19,479	18,006
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	237	(18)		718	140
Income tax (expense)	(100)	(22)		(202)	(104)
Equity in income of unconsolidated subsidiaries and affiliates	2	14		28	46
Results from intersegment investments	92	86		297	260
Net income	231	60		841	342
Financial services
Revenues
Net sales	0	0		0	0
Finance, interest and other income	469	478		1,469	1,492
Total Revenues	469	478		1,469	1,492
Costs and Expenses
Cost of goods sold	0	0		0	0
Selling, general and administrative expenses	42	64		153	185
Research and development expenses	0	0		0	0
Restructuring expenses	0	0		0	2
Interest expense	138	141		410	409
Other, net	175	154		524	537
Total Costs and Expenses	355	359		1,087	1,133
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	114	119		382	359
Income tax (expense)	(31)	(40)		(110)	(119)
Equity in income of unconsolidated subsidiaries and affiliates	9	7		25	20
Results from intersegment investments	0	0		0	0
Net income	$ 92	$ 86		$ 297	$ 260

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).